Consolidated Statements of Operations (USD $)	3 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Income Statement [Abstract]
REVENUES	$ 373
COST OF GOODS SOLD	1,392
GROSS PROFIT	(1,019)
OPERATING EXPENSES
General and administrative	77,606	53,380
Marketing	10,847	43,131
Product development		21,744
Compensation	983,292	302,000
TOTAL OPERATING EXPENSES	1,071,745	420,255
OTHER EXPENSE
Interest expense	209,268
Change in derivative liability	210,482
Total Other Expenses	419,750
NET LOSS	$ (1,492,514)	$ (420,255)
NET LOSS PER SHARE: BASIC AND DILUTED	$ (0.01)	$ 0.00
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	110,706,264	94,150,000